John Hancock Balanced Fund Investment Objectives and Goals - Class A C I R2 R4 R5 R6 [Member] - John Hancock Balanced Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	John Hancock Balanced Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	To seek current income, long-term growth of capital and income and preservation of capital.